Equity - Restricted Share Units (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU performance factor adjustment	186,083
Compensation expense (in usd) | $	$ 3,125	$ 3,024
Options exercised (in shares)	1,820,193	443,589
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	1,473,408	1,708,626
Granted (in shares)	735,978	820,247
Exercised	(560,677)	(143,126)
Forfeited	(160,155)	(912,339)
Balance at (in shares)	1,674,637	1,473,408
Compensation expense (in usd) | $	$ 1,201	$ 1,310
Options exercised (in shares)	298,556	80,945